COMMITMENTS & CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 4 - COMMITMENTS & CONTINGENCIES

Alamo CBD

On January 3, 2017, the Company signed a binding LOI with Alamo CBD to enter discussions to combine and create a medical cannabinoids pharmaceutical group. On August 3, 2017, the Company formed Alamo Acquisition, LLC, a Texas limited liability company, in which the Company owns 100% of Alamo Acquisition, LLC member interests.

On August 4, 2017, the Company entered into an Agreement and Plan of Merger and Reorganization, by and among the Company, Alamo Acquisition LLC, and Alamo CBD (the “Agreement”). On August 8, 2017, Chad Sykes, Founder and Chief of Cultivation of the Company, returned 2,500,000 shares of common stock to the Company in anticipation of the merger of the Company and Alamo CBD (the “Merger”) to be consummated pursuant to the Agreement. The Company recorded the return of shares at a fair value of $550,000 ($0.22 per share) based upon the most recent trading price per share of the Company’s stock. The return of common stock by Chad Sykes was a non-cash transaction and has been recorded as a reduction of goodwill related to the Merger. On September 6, 2017, the Company issued an aggregate of 7,584,008 shares of common stock to the members of Alamo CBD related to the Merger. The Company recorded fair value of $1,440,961 ($0.19 per share) based upon the most recent trading price per share. The Company subsumed into goodwill all intangible assets acquired in the transaction. The aggregate value of goodwill at September 30, 2017 is $890,961.

Vyripharm Joint Venture

On March 23, 2017, the Company entered into a Contractual Joint Venture Agreement with Vyripharm and Alamo CBD, pursuant to which the parties agreed to participate in an unincorporated joint venture (the “Joint Venture”). The intent of the Joint Venture was for the Parties to work together to enhance the ability of Alamo CBD to apply for and obtain licensure, or a permit, to grow and/or dispense marijuana products for medical and/or consumer use through the Texas Compassionate Use Program. As of March 31, 2017, the Company paid Vyripharm $250,000 that was recorded as an Investment in Joint Venture on the balance sheet. Subsequently, the Joint Venture failed to receive licensure in Texas. However, the Joint Venture placed 16 out of 43 applicants and its application is currently considered pending by the Department of Public Safety (“DPS”).

On August 7, 2017, after negotiations, the Company advised Vyripharm that it intended to voluntarily default on the Contractual Joint Venture. Company management determined that without a license to produce cannabis, the Company would not be able to fully utilize the intent of the Joint Venture partnership and the Company would be financially burdened by the ongoing Joint Venture terms. Both parties agreed that this decision would not impair either party’s ability to pursue a Joint Venture in the future after the Company, or Alamo CBD, obtained license to produce cannabis. As such, Indoor Harvest recorded a loss on investment of the Joint Venture for the nine months ending September 30, 2017 of $250,000 as presented in the Condensed Statements of Operations.

Deferred Rent

Deferred rent payable at September 30, 2017 was $6,808. Deferred rent payable is the sum of the difference between the monthly rent payment and the straight-line monthly rent expense of an operating lease that contains escalated payments in future periods.

Rent expense for the three and nine months ended September 30, 2017 and 2016, were:

	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
Rent expense	$12,788	$12,788	$39,763	$38,616

NOTE 4 - COMMITMENTS & CONTINGENCIES

A Cannabis Production Pilot Agreement (“Agreement”) was entered into as of the 18th day of December 2014 by and between Indoor Harvest Corp. (“Indoor Harvest”), a Texas Corporation, and Tweed Marijuana Inc. (“Tweed”), a Canadian company.

Tweed Marijuana Inc. is a TSX Venture Exchange listed company. Its wholly owned subsidiaries Tweed Inc. and Tweed Farms Inc. (formerly Prime1 Construction Services Corp.) are licensed producers of medical cannabis in Canada. The principal activities of Tweed are the production and sale of cannabis through its wholly owned subsidiaries out of Tweed Inc.’s facility in Smiths Falls, Ontario and Tweed Farms Inc.’s facility in Niagara-on-the-Lake, Ontario as regulated by the Marihuana for Medical Purposes Regulations.

Indoor Harvest will be provided exclusive manufacturing rights for a period of 10 years on the New IP developed under the Agreement. All equipment manufactured by Indoor Harvest will be provided to Tweed by way of a “cost plus agreement” not to exceed 15% allowable for profit.

Both parties are responsible for the costs associated with meeting their obligations outlined in this Agreement. Under no circumstance, do Tweed’s costs exceed those associated with the cost of plants, labor and general costs of production including water and electricity. However, any costs related to third party laboratory analysis and testing of phytocannabinoids will be shared equally by both parties.

On February 20, 2014, the Company signed a 60-month lease on a 10,000 sq. ft. office/warehouse facility and paid a deposit of $12,600. The monthly base rent is $4,200 increasing 6% every two years for the term of the lease. The property is adequate for all of the Company’s currently planned activities.

Deferred rent payable at December 31, 2016 was $8,513. Deferred rent payable is the sum of the difference between the monthly rent payment and the straight-line monthly rent expense of an operating lease that contains escalated payments in future periods.

Rent expense for the years ended December 31, 2016 and 2015, were:

	December 31, 2016	December 31, 2015
Rent expense	$51,403	$50,952

At December 31, 2016, rental commitments are as follows:

Years Ending December 31,	Amount
2017	$53,424
2018	55,560
2019	18,876
Total	127,860